Research and Development	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Research and Development

(21) Research and Development

Research and development costs for the years ended March 31, 2017, 2018 and 2019 consist of the following:

	Yen (millions)
	2017	2018	2019
Research and development expenditures incurred during the reporting period	¥659,918	¥730,734	¥820,037
Amount capitalized	(121,037)	(132,800)	(161,232)
Amortization of capitalized development costs	152,548	153,922	148,100

Total	¥691,429	¥751,856	¥806,905